Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Current income tax expense	$ 52,461	$ 114,528	$ 49,509
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(382,017)	(74,566)	(9,343)
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	1,632	1,933	(199)
Total income tax expense
Income tax benefit (expense)	(327,924)	41,895	39,967
Income before taxes by jurisdiction
Domestic (Bermuda)	772,926	(95,063)	631,852
Foreign	1,217,269	(802,794)	172,303
Income (loss) before taxes	1,990,195	(897,857)	804,155
US
Current income tax expense
Current income tax expense	40,840	93,906	31,216
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	8,048	(14,428)	(9,404)
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	0	0	0
Total income tax expense
Income tax benefit (expense)	48,888	79,478	21,812
Non-US
Current income tax expense
Current income tax expense	11,621	20,622	18,293
Deferred income tax expense (benefit)
Deferred income tax (benefit) expense	(390,065)	(60,138)	61
Unrecognized tax expense (benefit)
Unrecognized tax expense (benefit)	1,632	1,933	(199)
Total income tax expense
Income tax benefit (expense)	$ (376,812)	$ (37,583)	$ 18,155